Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Composition of Derivative Financial Instruments Portfolio
See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and maturity date.

	12/31/2021
	Fair value (*)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	38,014	55.0	1,820	370	837	2,596	7,341	25,050
Option agreements	21,252	30.8	10,599	3,515	3,788	1,913	683	754
Forwards	3,111	4.5	1,595	1,167	290	56	3	—
Credit derivatives	242	0.4	—	—	7	8	22	205
NDF - Non Deliverable Forward	5,943	8.6	1,193	1,207	1,109	1,053	752	629
Other Derivative Financial Instruments	483	0.7	285	2	—	6	25	165

Total	69,045	100.0	15,492	6,261	6,031	5,632	8,826	26,803
% per maturity date			22.4	9.1	8.7	8.2	12.8	38.8

	12/31/2021
	Fair value (*)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(34,646)	54.9	(1,562)	(638)	(1,057)	(2,275)	(6,944)	(22,170)
Option agreements	(22,547)	35.7	(4,086)	(5,170)	(7,479)	(4,247)	(786)	(779)
Forwards	(762)	1.2	(762)	—	—	—	—	—
Credit derivatives	(198)	0.3	—	—	(1)	(1)	(8)	(188)
NDF - Non Deliverable Forward	(4,896)	7.7	(739)	(1,256)	(565)	(1,097)	(822)	(417)
Other Derivative Financial Instruments	(155)	0.2	(4)	(2)	(6)	(5)	(36)	(102)

Total	(63,204)	100.0	(7,153)	(7,066)	(9,108)	(7,625)	(8,596)	(23,656)
% per maturity date			11.3	11.2	14.4	12.1	13.6	37.4

(*)	Comprises R$ (1,102) (R$ (621) at 12/31/2020) pegged to Libor.
See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and maturity date.

	12/31/2020
	Fair value (*)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	46,019	60.2	4,064	515	629	1,808	5,117	33,886
Option agreements	20,418	26.7	10,103	2,325	523	5,935	992	540
Forwards	2,085	2.7	1,323	367	297	93	5	—
Credit derivatives	156	0.2	—	—	8	7	29	112
NDF - Non Deliverable Forward	7,596	9.9	2,088	2,345	1,387	1,255	323	198
Other Derivative Financial Instruments	230	0.3	56	1	6	1	12	154

Total	76,504	100.0	17,634	5,553	2,850	9,099	6,478	34,890
% per maturity date			23.0	7.3	3.7	11.9	8.5	45.6

	12/31/2020
	Fair value (*)%		0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(51,789)	65.1	(7,344)	(651)	(1,135)	(1,826)	(5,573)	(35,260)
Option agreements	(20,262)	25.5	(6,355)	(1,969)	(543)	(9,869)	(998)	(528)
Forwards	(905)	1.1	(892)	—	(11)	(2)	—	—
Credit derivatives	(76)	0.1	—	—	—	(2)	(9)	(65)
NDF - Non Deliverable Forward	(6,426)	8.1	(2,200)	(1,669)	(1,013)	(972)	(301)	(271)
Other Derivative Financial Instruments	(47)	0.1	—	(1)	(10)	(1)	(14)	(21)

Total	(79,505)	100.0	(16,791)	(4,290)	(2,712)	(12,672)	(6,895)	(36,145)
% per maturity date			21.1	5.4	3.4	15.9	8.7	45.5

(*)
In the period, the result of Derivative had its amounts affected by oscillations of rates and other market variables arising from the impact of the
COVID-19
pandemic on the macroeconomic scenario in the period (Note 33a).

Summary of the Composition of Derivatives by Index
II - Derivatives by index and Risk Fator

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders’ equity)	Fair value
	12/31/2021	12/31/2021	12/31/2021	12/31/2021
Future contracts	857,781	—	—	—
Purchase commitments	470,895	—	—	—
Shares	14,627	—	—	—
Commodities	703	—	—	—
Interest	429,862	—	—	—
Foreign currency	25,703	—	—	—
Commitments to sell	386,886	—	—	—
Shares	14,181	—	—	—
Commodities	3,308	—	—	—
Interest	342,575	—	—	—
Foreign currency	26,822	—	—	—
Swap contracts		(1,861)	5,229	3,368
Asset position	1,338,457	13,410	24,604	38,014
Commodities	2	—	—	—
Interest	1,318,082	10,339	23,835	34,174
Foreign currency	20,373	3,071	769	3,840
Liability position	1,338,457	(15,271)	(19,375)	(34,646)
Shares	497	(37)	(3)	(40)
Commodities	130	—	(1)	(1)
Interest	1,309,778	(13,331)	(19,377)	(32,708)
Foreign currency	28,052	(1,903)	6	(1,897)
Option contracts	1,621,736	154	(1,449)	(1,295)
Purchase commitments – long position	145,412	17,981	1,496	19,477
Shares	11,929	521	1,140	1,661
Commodities	471	20	20	40
Interest	63,697	127	98	225
Foreign currency	69,315	17,313	238	17,551
Commitments to sell – long position	668,380	2,433	(658)	1,775
Shares	18,928	878	339	1,217
Commodities	306	9	(3)	6
Interest	582,086	154	(148)	6
Foreign currency	67,060	1,392	(846)	546
Purchase commitments – short position	79,734	(17,595)	(2,781)	(20,376)
Shares	14,045	(348)	(1,185)	(1,533)
Commodities	274	(8)	(1)	(9)
Interest	3,284	(68)	(48)	(116)
Foreign currency	62,131	(17,171)	(1,547)	(18,718)
Commitments to sell – short position	728,210	(2,665)	494	(2,171)
Shares	16,545	(648)	(368)	(1,016)
Commodities	266	(19)	11	(8)
Interest	642,475	(227)	211	(16)
Foreign currency	68,924	(1,771)	640	(1,131)
Forward operations	26,129	2,362	(13)	2,349
Purchases receivable	1,016	1,186	(27)	1,159
Shares	948	948	(27)	921
Interest	68	238	—	238
Purchases payable obligations	—	(68)	—	(68)
Interest	—	(68)	—	(68)
Sales receivable	20,765	1,938	14	1,952
Shares	1,258	1,244	(1)	1,243
Interest	—	694	—	694
Foreign currency	19,507	—	15	15
Sales deliverable obligations	4,348	(694)	—	(694)
Interest	694	(694)	—	(694)
Foreign currency	3,654	—	—	—
Credit derivatives	21,556	(532)	576	44
Asset position	13,414	(271)	513	242
Shares	1,784	(37)	101	64
Commodities	18	—	—	—
Interest	11,612	(234)	412	178
Liability position	8,142	(261)	63	(198)
Shares	1,865	(63)	17	(46)
Interest	6,277	(198)	46	(152)
NDF – Non Deliverable Forward	278,531	239	808	1,047
Asset position	144,123	5,256	687	5,943
Shares	5	—	—	—
Commodities	2,489	478	(1)	477
Foreign currency	141,629	4,778	688	5,466
Liability position	134,408	(5,017)	121	(4,896)
Commodities	1,104	(50)	3	(47)
Foreign currency	133,304	(4,967)	118	(4,849)
Other derivative financial instruments	6,064	25	303	328
Asset position	5,132	164	319	483
Shares	202	—	8	8
Interest	4,869	161	29	190
Foreign currency	61	3	282	285
Liability position	932	(139)	(16)	(155)
Shares	576	(9)	(12)	(21)
Interest	347	(130)	(3)	(133)
Foreign currency	9	—	(1)	(1)
	Asset	42,097	26,948	69,045
	Liability	(41,710)	(21,494)	(63,204)
	Total	387	5,454	5,841

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders’ equity)	Fair value
	12/31/2020	12/31/2020	12/31/2020	12/31/2020
Future contracts	781,453	—	—	—
Purchase commitments	338,165	—	—	—
Shares	8,300	—	—	—
Commodities	1,170	—	—	—
Interest	304,454	—	—	—
Foreign currency	24,241	—	—	—
Commitments to sell	443,288	—	—	—
Shares	7,535	—	—	—
Commodities	2,201	—	—	—
Interest	397,157	—	—	—
Foreign currency	36,395	—	—	—
Swap contracts		(6,054)	284	(5,770)
Asset position	1,442,449	16,840	29,179	46,019
Commodities	278	1	—	1
Interest	1,423,134	14,030	27,953	41,983
Foreign currency	19,037	2,809	1,226	4,035
Liability position	1,442,449	(22,894)	(28,895)	(51,789)
Shares	108	(12)	2	(10)
Commodities	341	(9)	—	(9)
Interest	1,425,904	(19,112)	(28,584)	(47,696)
Foreign currency	16,096	(3,761)	(313)	(4,074)
Option contracts	1,738,849	22	134	156
Purchase commitments – long position	131,134	14,538	1,828	16,366
Shares	12,400	345	976	1,321
Commodities	356	14	13	27
Interest	50,771	614	(282)	332
Foreign currency	67,607	13,565	1,121	14,686
Commitments to sell – long position	743,573	2,933	1,119	4,052
Shares	14,659	728	62	790
Commodities	75	2	(1)	1
Interest	659,826	1,087	1,373	2,460
Foreign currency	69,013	1,116	(315)	801
Purchase commitments – short position	129,150	(13,934)	(1,797)	(15,731)
Shares	13,080	(348)	(1,119)	(1,467)
Commodities	899	(28)	(18)	(46)
Interest	55,369	(532)	318	(214)
Foreign currency	59,802	(13,026)	(978)	(14,004)
Commitments to sell – short position	734,992	(3,515)	(1,016)	(4,531)
Shares	13,200	(524)	(156)	(680)
Commodities	246	(10)	6	(4)
Interest	653,376	(978)	(1,317)	(2,295)
Foreign currency	68,170	(2,003)	451	(1,552)
Forward operations	23,989	1,195	(15)	1,180
Purchases receivable	18,666	1,014	(3)	1,011
Shares	304	304	(3)	301
Interest	584	710	—	710
Foreign currency	17,778	—	—	—
Purchases payable obligations	—	(584)	—	(584)
Interest	—	(584)	—	(584)
Sales receivable	1,132	1,073	1	1,074
Shares	770	765	1	766
Interest	—	308	—	308
Foreign currency	362	—	—	—
Sales deliverable obligations	4,191	(308)	(13)	(321)
Interest	308	(308)	—	(308)
Foreign currency	3,883	—	(13)	(13)
Credit derivatives	20,060	(432)	512	80
Asset position	15,877	(270)	426	156
Shares	2,796	(84)	172	88
Commodities	19	—	1	1
Interest	13,062	(186)	253	67
Liability position	4,183	(162)	86	(76)
Shares	1,154	(45)	11	(34)
Commodities	3	—	—	—
Interest	3,026	(117)	75	(42)
NDF – Non Deliverable Forward	313,463	1,214	(44)	1,170
Asset position	156,542	7,467	129	7,596
Commodities	1,715	278	(16)	262
Foreign currency	154,827	7,189	145	7,334
Liability position	156,921	(6,253)	(173)	(6,426)
Commodities	975	(37)	(1)	(38)
Foreign currency	155,946	(6,216)	(172)	(6,388)
Other derivative financial instruments	6,413	181	2	183
Asset position	5,274	196	34	230
Shares	47	(3)	3	—
Interest	5,225	199	(26)	173
Foreign currency	2	—	57	57
Liability position	1,139	(15)	(32)	(47)
Shares	705	(6)	(22)	(28)
Interest	434	(9)	(10)	(19)
	Asset	43,791	32,713	76,504
	Liability	(47,665)	(31,840)	(79,505)
	Total	(3,874)	873	(3,001)

Summary of Derivative Contracts Maturity
Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount (*)	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2021
Future contracts	370,243	248,922	74,456	164,160	857,781
Swap contracts	131,681	155,022	121,040	930,714	1,338,457
Option contracts	1,230,470	268,254	45,731	77,281	1,621,736
Forwards	3,173	13,402	9,551	3	26,129
Credit derivatives	—	6,602	826	14,128	21,556
NDF - Non Deliverable Forward	77,962	113,359	48,091	39,119	278,531
Other derivative financial instruments	199	739	624	4,502	6,064

(*)	Comprises R$ 289,252 (R$ 353,672 at 12/31/2020) pegged to Libor.

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2020
Future contracts	305,076	242,842	108,338	125,197	781,453
Swap contracts	272,932	123,360	118,617	927,540	1,442,449
Option contracts	1,012,965	216,425	250,966	258,493	1,738,849
Forwards	19,013	3,999	972	5	23,989
Credit derivatives	—	8,515	804	10,741	20,060
NDF - Non Deliverable Forward	131,205	124,470	38,006	19,782	313,463
Other derivative financial instruments	15	709	279	5,410	6,413

Schedule of Derivative Financial Instruments Portfolio by Type of Instrument

	12/31/2021
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	857,781	817,629	1,530,730	25,368	7,535	65,035	—
Over-the-counter market	—	520,828	91,006	761	14,021	213,496	6,064
Financial institutions	—	413,651	57,540	761	14,021	76,415	4,861
Companies	—	103,758	32,415	—	—	136,270	1,200
Individuals	—	3,419	1,051	—	—	811	3

Total	857,781	1,338,457	1,621,736	26,129	21,556	278,531	6,064

	12/31/2020
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	781,453	835,744	1,617,643	23,097	3,743	67,887	—
Over-the-counter market	—	606,705	121,206	892	16,317	245,576	6,413
Financial institutions	—	531,303	84,865	892	16,317	124,124	5,140
Companies	—	69,337	35,021	—	—	120,476	1,273
Individuals	—	6,065	1,320	—	—	976	—

Total	781,453	1,442,449	1,738,849	23,989	20,060	313,463	6,413

Disclosure of Portfolio of Credit Derivatives

	12/31/2021
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	9,837	1,681	3,566	4,590	—
TRS	5,610	5,610	—	—	—

Total by instrument	15,447	7,291	3,566	4,590	—

By risk rating
Investment grade	516	194	253	69	—
Below investment grade	14,931	7,097	3,313	4,521	—

Total by risk	15,447	7,291	3,566	4,590	—

By reference entity
Brazilian government	11,882	6,144	1,792	3,946	—
Governments – abroad	196	33	102	61	—
Private entities	3,369	1,114	1,672	583	—

Total by entity	15,447	7,291	3,566	4,590	—

	12/31/2020
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	8,501	1,181	3,928	3,372	20
TRS	7,854	7,854	—	—	—

Total by instrument	16,355	9,035	3,928	3,372	20

By risk rating
Investment grade	752	296	372	84	—
Below investment grade	15,603	8,739	3,556	3,288	20

Total by risk	16,355	9,035	3,928	3,372	20

By reference entity
Brazilian government	12,433	8,255	1,627	2,551	—
Governments – abroad	243	66	122	55	—
Private entities	3,679	714	2,179	766	20

Total by entity	16,355	9,035	3,928	3,372	20

Schedule of Notional Amount of Purchased Credit Derivatives
The following table presents the notional amount of credit derivatives purchased. The underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING has sold credit protection.

	12/31/2021
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(9,837)	6,109	(3,728)
TRS	(5,610)	—	(5,610)

Total	(15,447)	6,109	(9,338)

	12/31/2020
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(8,501)	3,705	(4,796)
TRS	(7,854)	—	(7,854)

Total	(16,355)	3,705	(12,650)

Schedule of Financial Assets subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2021
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral received	Total
Securities purchased under agreements to resell	169,711	—	169,711	(3,649)	—	166,062
Derivatives financial instruments	69,045	—	69,045	(14,517)	(217)	54,311

	12/31/2020
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral received	Total
Securities purchased under agreements to resell	239,935	—	239,935	(1,657)	—	238,278
Derivatives financial instruments	76,504	—	76,504	(15,621)	—	60,883

Schedule of Financial Liabilities subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2021
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral pledged	Total
Securities sold under repurchase agreements	252,848	—	252,848	(39,317)	—	213,531
Derivatives financial instruments	63,204	—	63,204	(14,517)	—	48,687

	12/31/2020
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)
				Financial instruments (3)	Cash collateral pledged	Total
Securities sold under repurchase agreements	273,364	—	273,364	(42,161)	—	231,203
Derivatives financial instruments	79,505	—	79,505	(15,621)	(574)	63,310

(1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable.
(2)	Limited to amounts subject to enforceable master offset agreements and other such agreements.
(3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.